Financial results (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial results [Abstract]
Finance income	$ 3,451,143	$ 13,117,641	$ 15,794,456
Finance costs	(28,714,063)	(27,720,203)	(23,560,662)
Foreign currency exchange differences	2,551,823	(9,054,155)	3,299,657
Result as per adjustment units	$ (429,198)	$ (8,255,001)	$ 742,041